Stock Compensation Plans and Awards (Tables)	9 Months Ended
Sep. 23, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table presents the weighted-average assumptions used to estimate the fair value of the options granted during the periods presented:

September 23, 2012
Weighted- average volatility	45.90%
Expected dividend yield	—%
Expected term (in years)	6
Risk-free rate	1.14%

Schedule of Compensation Cost for Share-based Payment Arrangements, Income tax benefits related to stock compensation
The following table shows the total compensation cost charged against income for stock compensation plans and the related tax benefits recognized in the income statement for the periods indicated:

	Three Months Ended		Nine Months Ended
	September 23, 2012	September 25, 2011	September 23, 2012	September 25, 2011
	(In thousands)		(In thousands)
Stock compensation expense	$15	$—	$27	$—
Income tax benefit related to stock compensation	$6	$—	$11	$—

Schedule of Share-based Compensation, Stock Options, Activity
A summary of option activity under the 2012 Plan as of September 23, 2012 and changes during the nine months then ended is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding - December 31, 2011	—	—
Granted	12,466	$18.00
Exercised	—	—
Canceled or expired	—	—
Outstanding - September 23, 2012	12,466	$18.00	5.57	$88,883
Options vested and expected to vest as of September 23, 2012	12,466	$18.00	5.57	$88,883
Options vested and exercisable as of September 23, 2012	—	—		$—

Schedule of Nonvested Share Activity
A summary of the status of nonvested shares as of September 23, 2012 and changes during the nine months then ended is presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested - December 31, 2011	—	$—
Granted	12,466	$8.02
Vested	—	$—
Forfeited	—	$—
Nonvested - September 23, 2012	12,466	$8.02